CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (31,826)	$ (11,520)	$ (32,241)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Allowance for doubtful accounts	5,623	2,439	1,242
Depreciation and amortization	14,531	21,862	24,033
Share-based compensation	1,359	1,251	3,502
Share of (loss)/income on equity method investments	192	69	(22)
Loss on disposal of property and equipment	395	964	1,192
Impairment loss of loan receivable from a third party		1,562
Gain on sale/maturity of short-term investments	(857)	(1,888)	(2,023)
Impairment of intangible assets			9,583
Impairment of goodwill			20,611
Changes in assets and liabilities
Accounts receivable	14,156	(9,147)	(8,609)
Notes receivable	(823)	(1,874)
Prepaid concession fees	(2,454)	(7,830)	2,358
Other current assets	(3,476)	(3,945)	(3,147)
Long-term deposits	(301)	2,425	(7,033)
Other non-current assets	(6,072)	(651)
Amount due from related parties	(1,536)	1,144	(1,148)
Accounts payable	10,558	12,083	8,269
Accrued expenses and other current liabilities	1,718	217	(1,397)
Deferred revenue	(3,454)	(2,716)	6,586
Amount due to related parties	794	(454)
Deferred tax assets (liabilities), net	(1,499)	(3,972)	(1,831)
Income tax payable	(106)	518	305
Other non-current liabilities	1,264
Net cash provided by (used in) operating activities	(1,814)	537	20,230
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(12,363)	(13,096)	(9,287)
Prepaid equipment costs	(11,224)	(56,996)
Proceeds from disposal of property and equipment	28	30	127
Net amount received (paid) upon settlement of short-term investment	25,274	4,769	(42,464)
Dividend received from equity method investee	242	686
Restricted cash	(4,306)	(2,076)	(1,580)
Capital injection in AM Guangying	(1,629)	(4,112)	(2,223)
Proceeds from equity exchange for Xinghe Union (net of cash acquired of $527)	527
Disposal of 51% equity interests in AM Jiaming (net of cash disposed of $1,094)	(1,094)
Loan to a related party	(1,612)
Loan receivable from a third party		329	(1,579)
Net cash used in investing activities	(6,157)	(70,466)	(57,006)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash paid for treasury stock		(2,846)	(3,421)
Proceeds from options exercised	624	21	161
Cash received from short-term loan	3,000
Capital contribution from non-controlling interests	11,241	59,438
Proceeds from disposal of equity interests of AM Lianhe	1,958
Acquisition of non-controlling interests		(1,627)
Dividend paid to non-controlling interests		(675)
Net cash (used in) provided by financing activities	16,823	54,311	(3,260)
Effect of exchange rate changes	(1,067)	1,636	936
Net (decrease)/increase in cash	7,785	(13,982)	(39,100)
Cash and cash equivalents, at beginning of year	59,652	73,634	112,734
Cash and cash equivalents, at end of year	67,437	59,652	73,634
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	2,066	2,728	4,016
Interests paid for short-term loan	75
Fair value of property, equipment and other assets acquired in exchange of advertising services rendered and subsidiary's equity transferred	11,083	50,305	1,987
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Payable for purchase of property and equipment	8,526	3,561	5,679
Dividend payable to non-controlling interests	73		663
Receivable for disposal of equity interests of AM Film and AM Lianhe	1,118
Receivable for disposal of 51% equity in AM Jiaming	$ 53